Common Stock and Additional Paid-in Capital	6 Months Ended
Jun. 30, 2019
Common Stock and Additional Paid-in Capital
Common Stock and Additional Paid-in Capital:

14.Common Stock and Additional Paid-in Capital:

Treasury stock

On February 6, 2018, the Company’s board of directors approved a stock repurchase program under which the Company was authorized to repurchase up to $50,000 of its outstanding common shares for a period of 12 months (the “Repurchase Program”). The Company may repurchase shares in privately negotiated or open-market purchases in accordance with applicable securities laws and regulations, including Rule 10b-18 of the Securities Exchange Act of 1934, as amended. As of June 30, 2018, the Company had repurchased 5,565,792 shares of its common stock for an aggregate amount of $23,142 including fees. On October 5, 2018, the Company completed in full its Repurchase Program. Under the Repurchase Program, the Company repurchased a total of 10,864,227 shares of its common stock for an aggregate amount of $50,217 including fees.

On October 29, 2018, the Company’s board of directors authorized a new stock repurchase program, under which the Company may repurchase up to $50,000 of its outstanding common shares for a period of 12 months (the “New Repurchase Program”).

The Company may repurchase shares in privately negotiated or open-market purchases in accordance with applicable securities laws and regulations, including Rule 10b-18 of the Securities Exchange Act of 1934, as amended. As of December 31, 2018 and under both repurchase programs, the Company had repurchased a total of 17,042,680 shares of its common stock for a gross consideration of $85,378 including fees. As of January 7, 2019, the Company repurchased an additional 345,401 shares of its common stock for an aggregate amount of $2,120, including fees. As of December 31, 2018 and June 30, 2019, the number of shares of the Company's common stock outstanding was 87,232,028 and 86,886,627, respectively.

The Company elected to account for the repurchased and held shares under the cost method, with the aggregate cost of shares repurchased amounted to $85,378 and $87,498 to be recognized under the “Treasury stock” in the accompanying consolidated balance sheets as of December 31, 2018 and June 30, 2019, respectively. As of September 18, 2019, the outstanding number of shares of the Company's common stock was 86,886,627.

Dividends

On February 27, 2017, the Company’s board of directors decided to initiate a new dividend policy under which the Company expected to pay a regular fixed quarterly cash dividend of an aggregate of $2,500 to the holders of common stock. In addition, at its discretion, the board may decide to pay additional amounts as dividends each quarter depending on market conditions and the Company’s financial performance, over and above the fixed amount.

On February 6, 2018, the Company’s board of directors declared a quarterly dividend of an aggregate of $2,500 with respect to the quarter ended December 31, 2017 to the shareholders of record as of February 20, 2018. The dividend was paid on March 6, 2018.

On May 7, 2018, the Company’s board of directors declared a quarterly dividend of an aggregate of $2,500 with respect to the quarter ended March 31, 2018 to the shareholders of record as of May 25, 2018. The dividend was paid on June 8, 2018.

On July 30, 2018, the Company’s board of directors decided to suspend the Company’s previously announced cash dividend policy until further notice. As previously noted, the dividend policy is subject to the discretion of the Company’s board of directors and may be suspended or amended at any time without prior notice.